INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate tax	20.40%	15.70%	24.30%	51.70%
Income Tax Expense (Benefit)	$ 5,291	$ 2,748	$ 15,872	$ 11,039
VIRGIN ISLANDS, BRITISH
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate tax			0.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate tax			0.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate tax			43.70%